Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net Income\loss	$ (9,569)	$ 33,503	$ (7,636)	$ 33,833
Accounts receivable	8,000	0	8,000	0
Accounts payable	0	0	0	0
Net Cash Provided by Operating Activities	(1,569)	33,503
Cash Flows From Investing Activities
Net Cash Provided by Investing Activities		(2,521)
Net Cash Provided by Financing Activities
Increase in Cash	(1,569)	30,981
Cash at Beginning of Period	42,584	598
Cash at End of Period	$ 41,015	$ 31,581	$ 41,015	$ 31,581